Mobile Financial Services activities - Financial assets and liabilities - Tabular disclosure (Details) € in Millions, $ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Finance Services activities	€ 900		€ 1,210		€ 1,259
Non-current financial assets	950		1,516		1,208
Non-current derivatives assets	683		132		562
Current financial assets related to Mobile Financial Services activities	2,381		2,075		3,095
Current financial assets	2,313		3,259		4,766
Current derivatives, assets	7		162		12
Cash and cash equivalents	8,621		8,145		6,481		€ 5,634
Non-current financial liabilities related to Mobile Financial Services activities	0
Non-current financial liabilities	31,922	$ 28	30,089	$ 28	33,148	$ 28
Non-current derivatives liabilities	220		844		487
Current financial liabilities related to Mobile Financial Services activities	3,161		3,128		4,279
Current financial liabilities	3,421		5,170		3,925
Current derivatives liabilities	124		35		22
Elimination of intersegment amounts [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	(27)
Current financial assets related to Mobile Financial Services activities	(4)
Non-current financial liabilities related to Mobile Financial Services activities	(27)
Current financial liabilities	(4)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	977
Non-current derivatives assets	682
Current financial assets	2,313
Current derivatives, assets	7
Cash and cash equivalents	8,188		7,891		6,112		5,081
Non-current financial liabilities	31,922
Non-current derivatives liabilities	161
Current financial liabilities	3,426
Current derivatives liabilities	124
Telecom activities, operating segment [member] | Elimination of intersegment amounts [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	(27)
Current financial assets related to Mobile Financial Services activities	(4)
Non-current financial liabilities related to Mobile Financial Services activities	(27)
Mobile Financial Services, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities related to Mobile Financial Services activities	3,161		3,128		4,280
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Finance Services activities	900
Non-current derivatives assets	0
Current financial assets related to Mobile Financial Services activities	2,385		2,077		3,098
Cash and cash equivalents	433		€ 254		€ 369		€ 553
Non-current financial liabilities related to Mobile Financial Services activities	28
Non-current derivatives liabilities	59
Current financial liabilities related to Mobile Financial Services activities	€ 3,161